Retirement And Pension Plans (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Funded Status And The Amounts Recognized In The Consolidated Balance Sheets

The following table presents the funded status and the amounts recognized in the consolidated balance sheets:

(¥ in millions)
At March 31:	2013	2012
Funded status:
Benefit obligations	¥190,257	¥180,868
Fair value of plan assets	161,505	138,986

Funded status-net	¥(28,752)	¥(41,882)

Amounts recognized in the consolidated balance sheets:
Accrued retirement and pension costs	¥(28,752)	¥(41,882)
Prepaid expenses for benefit plans, included in other assets	—	—

Amounts recognized in the consolidated balance sheets-net	¥(28,752)	¥(41,882)

Schedule Of Amounts Recognized In Accumulated Other Comprehensive Income, Before Tax

The following table presents the amounts recognized in accumulated other comprehensive income (loss), before tax:

(¥ in millions)
At March 31:	2013	2012
Actuarial loss	¥(29,740)	¥(39,794)
Prior service benefit	2,012	2,820

Total recognized in accumulated other comprehensive income (loss), before tax	¥(27,728)	¥(36,974)

Schedule Of Plan With Projected/Accumulated Benefit Obligations In Excess Of Plan Assets

The following table presents the projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets:

(¥ in millions)
At March 31:	2013	2012
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥190,257	¥180,868
Fair value of plan assets	161,505	138,986

Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥183,707	¥175,419
Fair value of plan assets	156,934	135,314

Schedule Of Changes In Benefit Obligations

The following table presents the changes in benefit obligations, the balances of accumulated benefit obligations, and the weighted-average assumptions used in calculating benefit obligation:

(¥ in millions)
	2013	2012
Change in benefit obligations:
Benefit obligations at beginning of year	¥180,868	¥165,637
Service cost	6,837	6,584
Interest cost	3,671	3,589
Actuarial loss	9,992	11,979
Benefits paid (lump-sum payments)	(7,801)	(7,444)
Benefits paid (annuity payments)	(4,572)	(4,493)
Addition from acquisition	342	5,464
Foreign currency exchange rate changes	920	(448)

Benefit obligations at end of year	¥190,257	¥180,868

Accumulated benefit obligations at March 31	¥187,482	¥178,525

Weighted-average assumptions used in calculating benefit obligation at March 31 *1 :
Discount rate	1.7%	2.2%

*1	The rate of compensation increase is not used in the calculations of benefit obligations under the point-based benefits system.

Schedule Of Changes In Plan Assets

The following table presents the changes in plan assets:

(¥ in millions)
For the years ended March 31:	2013	2012
Fair value of plan assets at beginning of year	¥138,986	¥130,437
Actual return on plan assets	17,474	1,933
Employer contributions	13,560	13,741
Benefits paid (lump-sum payments)	(4,754)	(5,048)
Benefits paid (annuity payments)	(4,572)	(4,493)
Addition from acquisition	53	2,672
Foreign currency exchange rate changes	758	(256)

Fair value of plan assets at end of year	¥161,505	¥138,986

Schedule Of Fair Value Of Plan Assets

The following table presents the fair value of plan assets by category:

(¥ in millions)
At March 31	Level 1	Level 2	Level 3	Total
2013:
Equity securities:
Financial institutions (Japanese companies)	¥7,712	¥—	¥—	¥7,712
Other industries (Japanese companies)	5,682	—	—	5,682
Pooled funds (Japanese companies) *1	—	17,505	—	17,505
Pooled funds (foreign companies) *1	—	27,740	—	27,740
Debt securities:
Pooled funds (Japanese issuers) *2	—	57,210	—	57,210
Pooled funds (foreign issuers) *3	—	17,136	—	17,136
Cash and short-term investments	1,183	2,138	—	3,321
General accounts of insurance company	—	24,284	—	24,284
Other assets *4	—	753	162	915

Fair value of plan assets	¥14,577	¥146,766	¥162	¥161,505

2012:
Equity securities:
Financial institutions (Japanese companies)	¥5,448	¥—	¥—	¥5,448
Other industries (Japanese companies)	4,723	—	—	4,723
Pooled funds (Japanese companies) *1	—	14,030	—	14,030
Pooled funds (foreign companies) *1	—	22,203	—	22,203
Debt securities:
Pooled funds (Japanese issuers) *2	—	50,604	—	50,604
Pooled funds (foreign issuers) *3	—	13,638	—	13,638
Cash and short-term investments	1,166	1,526	—	2,692
General accounts of insurance company	—	25,293	—	25,293
Other assets *4	—	186	169	355

Fair value of plan assets	¥11,337	¥127,480	¥169	¥138,986

*1	These funds are invested in listed equity securities.
*2

These funds are invested in approximately 89% Japanese government and municipal bonds and 11% Japanese corporate bonds at March 31, 2013, and 88% Japanese government and municipal bonds and 12% Japanese corporate bonds at March 31, 2012.

*3	These funds are invested in foreign government bonds.
*4	This class includes the pooled funds which invest in private equity.

Schedule Of Net Periodic Benefit Costs And Assumptions

The following table presents the components of the total net periodic benefit cost for the defined benefit pension plans and the severance indemnity plans:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Net periodic benefit cost:
Service cost	¥6,837	¥6,584	¥6,117
Interest cost	3,671	3,589	3,315
Expected return on plan assets	(3,362)	(2,657)	(2,585)
Amortization of prior service benefit	(808)	(808)	(808)
Amortization of actuarial loss	6,177	693	472

Total	¥12,515	¥7,401	¥6,511

Weighted-average assumptions used in calculating net periodic benefit cost *1 :
Expected long-term rate of return on plan assets	2.5%	2.5%	2.5%
Discount rate	2.2%	2.6%	2.4%

*1	The rate of compensation increase is not used in the calculations of net periodic benefit cost under the point-based benefits system.

Schedule Of Amounts Recognized In Other Comprehensive Income (Loss), Before Tax

The following table presents the amounts recognized in other comprehensive income (loss), before tax, and the reclassification adjustments for the loss (benefit) realized in net income, before tax:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Actuarial gain (loss) recognized in other comprehensive income	¥4,317	¥(12,529)	¥(4,602)
Reclassification adjustment for prior service benefit realized in net income	(808)	(808)	(808)
Reclassification adjustment for actuarial loss realized in net income	6,177	693	472

Net recognized in other comprehensive income (loss), before tax	¥9,686	¥(12,644)	¥(4,938)

Schedule Of Estimated Prior Service Benefit And Actuarial Loss

The following table presents the estimated prior service benefit and actuarial loss that will be amortized from accumulated other comprehensive income into net periodic benefit cost for the year ending March 31, 2014:

(¥ in millions)
Prior service benefit	¥(761)
Actuarial loss	990

Schedule Of Expected Benefit Payments To The Participants

The following table presents the total expected benefit payments to the participants of the defined benefit pension plans and the severance indemnity plans:

(¥ in millions)
Years ending March 31:
2014	¥12,732
2015	12,483
2016	12,202
2017	12,519
2018	11,162
2019-2023	50,931